INVESTMENTS IN PORTFOLIO FUNDS (Details) (USD $)	12 Months Ended					12 Months Ended														6 Months Ended	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Transtrend	Dec. 31, 2012 Transtrend	Dec. 31, 2013 Altis	Dec. 31, 2012 Altis	Dec. 31, 2013 Winton	Dec. 31, 2012 Winton	Dec. 31, 2013 Aspect	Dec. 31, 2012 Aspect	Dec. 31, 2013 John Locke	Dec. 31, 2012 John Locke	Dec. 31, 2013 Blue Trend	Dec. 31, 2012 Blue Trend	Dec. 31, 2013 Tudor	Dec. 31, 2012 Tudor	Dec. 31, 2012 Lynx	Dec. 31, 2013 Lynx
INVESTMENTS IN PORTFOLIO FUNDS
Number of Portfolio Funds	8	8
Investments in portfolio funds
Percentage of Members' Capital	100.10%	100.11%		0.00%	0.00%	16.01%	16.02%	10.01%	10.01%	17.02%	17.02%	10.01%	10.01%	10.01%	10.01%	17.02%	17.02%	10.01%	10.01%	10.01%	10.01%
Fair Value	$ 297,556,960	$ 543,641,020				$ 47,609,112	$ 86,982,563	$ 29,755,695	$ 54,364,101	$ 50,584,682	$ 92,418,972	$ 29,755,695	$ 54,364,101	$ 29,755,701	$ 54,364,106	$ 50,584,682	$ 92,418,971	$ 29,755,698	$ 54,364,104	$ 54,364,102	$ 29,755,695
Profit (Loss)	(5,902,191)	(31,052,233)	(76,053,714)			(1,133,475)	1,952,715	(994,297)	(7,127,827)	4,851,535	(6,017,214)	(1,840,897)	(6,877,343)	(770,711)	(3,772,153)	(7,091,153)	(1,622,871)	(1,856,365)	(2,593,904)	(4,993,636)	2,933,172
Cost	310,987,490	565,995,535				48,383,987	91,506,604	40,493,981	75,847,367	42,814,840	83,860,910	29,271,612	52,085,229	32,368,986	58,936,300	54,095,167	85,857,589	33,877,844	59,046,955	58,854,581	29,681,073
Management Fee	(8,627,385)	(14,749,139)				(1,377,170)	(2,486,864)	(860,493)	(1,677,763)	(1,470,171)	(2,533,168)	(859,787)	(1,443,377)	(860,679)	(1,761,077)	(1,475,532)	(2,835,668)	(859,774)	(1,683,773)	(327,449)	(863,779)
Performance Fee	$ (472,149)	$ (298,371)					$ (120,573)			$ (370,016)	$ (5,246)		$ (87,941)			$ (89,462)	$ (63,100)			$ (21,511)	$ (12,671)